Related Party Balance and Transactions - Schedule of Amount Due to Related Party (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Superb Prospect Group Ltd [Member]
Schedule of Amount Due to Related Party [Line Items]
Amount due to a related party	[1]	$ 668,662	$ 681,188

[1]	The balance was advances from the related company for the Group’s daily operating purposes. These amounts were unsecured, interest-free and repayable on demand.